Expense Example {- Fidelity Simplicity RMD 2025 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762